Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share of common stock
For the period
From September 24, 2020 (Inception)
through
December 31,
2020
Redeemable Class A common stock
Numerator: Earnings allocable to Redeemable Class A common stock
Interest income	$-
Net earnings	$-
Denominator: Weighted average redeemable Class A common stock
Redeemable Class A common stock, basic and diluted	30,000,000
Earnings/basic and diluted redeemable Class A common stock	$0.00
Non-redeemable Class B common stock
Numerator: Net income minus redeemable net earnings
Net income (loss)	$(7,196,839)
Redeemable net earnings	-
Non-redeemable net loss	$(7,196,839)
Denominator: weighted average non-redeemable Class B common stock
Non-redeemable Class B common stock, basic and diluted	6,856,915
Loss/ Basic and diluted non-redeemable common stock	$(1.15)